[LOGO OF USAA]
   USAA(R)

                     USAA NEW YORK
                           MONEY MARKET FUND

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

        A n n u a l   R e p o r t

--------------------------------------------------------------------------------
      MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                   "

                                         AS THE GEOPOLITICAL

[PHOTO OF CHRISTOPHER W. CLAUS]         UNCERTAINTY UNWINDS,

                                     WE AT USAA EXPECT THE ECONOMY

                                      TO REGAIN SOME MOMENTUM ....

                                                   "
--------------------------------------------------------------------------------

                 At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

                 American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

                 As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

                 Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

                 Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

                 At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

FINANCIAL INFORMATION

     Distributions to Shareholders                                           7

     Independent Auditors' Report                                            8

     Portfolio of Investments                                                9

     Notes to Portfolio of Investments                                      15

     Financial Statements                                                   16

     Notes to Financial Statements                                          19

DIRECTORS' INFORMATION                                                      27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality New York tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                          3/31/03                   3/31/02
--------------------------------------------------------------------------------
Net Assets                             $91.8 Million             $99.3 Million
Net Asset Value Per Share                  $1.00                     $1.00

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/03
--------------------------------------------------------------------------------
 1 YEAR                        5 YEARS          10 YEARS           7-DAY YIELD
  0.90%                         2.44%             2.70%                0.71%

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

2

 . . . C O N T I N U E D
========================-------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

                        [CHART OF 7-DAY YIELD COMPARISON]

                          USAA NEW YORK
                          MONEY MARKET
                              FUND             iMONEYNET AVERAGE
                          -------------        -----------------
3/25/2002                     0.99%                   0.97%
4/29/2002                     1.19                    1.13
5/20/2002                     1.09                    1.06
6/24/2002                     0.94                    0.91
7/29/2002                     0.96                    0.91
8/26/2002                     0.86                    0.81
9/30/2002                     1.12                    1.07
10/28/2002                    1.23                    1.17
11/25/2002                    0.88                    0.77
12/30/2002                    1.01                    0.90
1/27/2003                     0.64                    0.57
2/24/2003                     0.76                    0.61
3/31/2003                     0.71                    0.64

                                   [END CHART]

                    DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/31/03.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER] Regina G. Shafer, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

                 The USAA New York Money Market Fund performed well for the 12 months ending March 31, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 26 out of 59 New York tax-exempt money market funds. The Fund had a return of 0.90%, and the average return for the category over the same period was 0.85%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The U.S. economy has been slower to recover than many predicted. Consumer confidence slipped during the period, and a job recovery did not materialize. Rising geopolitical risk added to the climate of uncertainty. With inflation under control, the Federal Reserve Board remained supportive of the economy and cut rates again, easing the federal funds rate (the interest rate charged to banks for overnight loans) to 1.25%.

                 Interest rates moved down more than 1% for one-year tax-exempt notes. In April 2002, the rate stood at 2.15%; it ended the quarter at 1.11%. Similar downward trends were seen in the yields of commercial paper and variable-rate demand notes (VRDNs).

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

 . . . C O N T I N U E D
========================-------------------------------------------------------
                         COMMENTARY on the fund

                 VRDNs are short-term issues with a demand feature that provides the owner with the option of selling the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. On January 8, 2003, the interest rate of weekly VRDNs hit a record low of 0.95%.

WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

                 New York state continues to benefit from a diverse and substantial economic base. Nonetheless, like many other states, it is struggling with a sluggish economy and declining employment. The state faces a difficult budgetary situation going into fiscal year 2004, but I remain confident that the state government will take appropriate actions to address the imbalance. New York's credit ratings are A2, AA, and AA by Moody's Investors Service, Standard & Poor's Ratings, and
                 Fitch Ratings, respectively; however, Fitch has revised its outlook to negative.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 As always, my goal is to maximize yield while maintaining your Fund's safety and liquidity. To this end, a large portion of the Fund is held in VRDNs, which provide share-price stability and give me the flexibility to move selectively into longer-term securities when they are attractive. In addition, I continued to buy commercial paper and longer-term notes when I believed they would add value. As always, your credit research team assessed the creditworthiness of each issue purchased in the Fund.

WHAT IS THE OUTLOOK?

                 In the near term, I expect the economic recovery to remain slow. I also believe that interest rates in the market could continue to trend downward and inflation should remain relatively tame until there are more positive economic signs, such as increased manufacturing production or a job recovery. As the rebuilding effort continues in Iraq, I believe we could see the recovery begin to accelerate.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                                  PORTFOLIO MIX
                                     3/31/03

                      [PIE CHART OF PORTFOLIO MIX 3/31/03]

Fixed-Rate Instruments                             24.8%
Put Bonds                                           1.1%
Variable-Rate Demand Notes                         75.4%

                                   [END CHART]

             PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

             YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-14.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

--------------------------------------------------------------------------------
                             CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE OF $ 10,000]

                                         USAA NEW YORK
                                         MONEY MARKET
                                             FUND
                                         -------------
Mar-93                                    $10000.00
Apr-93                                     10015.96
May-93                                     10032.35
Jun-93                                     10050.32
Jul-93                                     10065.65
Aug-93                                     10084.13
Sep-93                                     10101.69
Oct-93                                     10118.49
Nov-93                                     10136.34
Dec-93                                     10153.27
Jan-94                                     10168.32
Feb-94                                     10184.19
Mar-94                                     10200.22
Apr-94                                     10216.13
May-94                                     10237.04
Jun-94                                     10254.55
Jul-94                                     10271.13
Aug-94                                     10293.30
Sep-94                                     10317.54
Oct-94                                     10341.21
Nov-94                                     10366.85
Dec-94                                     10396.29
Jan-95                                     10424.42
Feb-95                                     10451.29
Mar-95                                     10481.24
Apr-95                                     10512.11
May-95                                     10548.58
Jun-95                                     10577.93
Jul-95                                     10606.54
Aug-95                                     10638.84
Sep-95                                     10669.87
Oct-95                                     10703.60
Nov-95                                     10736.13
Dec-95                                     10769.05
Jan-96                                     10801.41
Feb-96                                     10828.37
Mar-96                                     10854.23
Apr-96                                     10884.39
May-96                                     10915.71
Jun-96                                     10941.47
Jul-96                                     10969.43
Aug-96                                     10997.58
Sep-96                                     11026.84
Oct-96                                     11055.44
Nov-96                                     11082.81
Dec-96                                     11114.10
Jan-97                                     11143.07
Feb-97                                     11170.40
Mar-97                                     11197.58
Apr-97                                     11228.09
May-97                                     11260.47
Jun-97                                     11293.10
Jul-97                                     11323.26
Aug-97                                     11350.22
Sep-97                                     11382.34
Oct-97                                     11413.10
Nov-97                                     11442.90
Dec-97                                     11478.19
Jan-98                                     11508.24
Feb-98                                     11535.65
Mar-98                                     11565.52
Apr-98                                     11597.72
May-98                                     11628.84
Jun-98                                     11660.97
Jul-98                                     11689.11
Aug-98                                     11716.69
Sep-98                                     11745.55
Oct-98                                     11772.49
Nov-98                                     11799.76
Dec-98                                     11827.76
Jan-99                                     11852.65
Feb-99                                     11873.67
Mar-99                                     11901.06
Apr-99                                     11928.23
May-99                                     11955.74
Jun-99                                     11986.53
Jul-99                                     12012.24
Aug-99                                     12040.84
Sep-99                                     12070.21
Oct-99                                     12098.32
Nov-99                                     12131.39
Dec-99                                     12165.34
Jan-00                                     12196.80
Feb-00                                     12227.62
Mar-00                                     12261.62
Apr-00                                     12294.11
May-00                                     12340.48
Jun-00                                     12379.24
Jul-00                                     12416.12
Aug-00                                     12454.81
Sep-00                                     12492.59
Oct-00                                     12535.13
Nov-00                                     12575.12
Dec-00                                     12611.98
Jan-01                                     12645.03
Feb-01                                     12676.60
Mar-01                                     12704.70
Apr-01                                     12739.60
May-01                                     12771.43
Jun-01                                     12796.07
Jul-01                                     12820.36
Aug-01                                     12840.23
Sep-01                                     12857.52
Oct-01                                     12876.06
Nov-01                                     12891.04
Dec-01                                     12903.12
Jan-02                                     12913.28
Feb-02                                     12922.45
Mar-02                                     12932.29
Apr-02                                     12943.64
May-02                                     12956.24
Jun-02                                     12965.22
Jul-02                                     12974.55
Aug-02                                     12984.64
Sep-02                                     12994.53
Oct-02                                     13006.88
Nov-02                                     13017.93
Dec-02                                     13026.55
Jan-03                                     13033.86
Feb-03                                     13041.22
Mar-03                                     13048.27

                                   [END CHART]

                      DATA FROM 3/31/93 THROUGH 3/31/03.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA NEW YORK MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

8

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

                 USAA NEW YORK MONEY MARKET FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA New York Money Market Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA New York Money Market Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
                 San Antonio, Texas
                 May 2, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

                 (LOC)   Enhanced by a bank letter of credit.
                 (LIQ)   Enhanced by a bank or nonbank liquidity agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies:
                         AMBAC Assurance Corp., Financial Guaranty
                         Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN     Bond Anticipation Note
                 COP     Certificate of Participation
                 CP      Commercial Paper
                 CSD     Central School District
                 GO      General Obligation
                 IDA     Industrial Development Authority/Agency
                 MERLOT  Municipal Exempt Receipts-Liquidity Optional Tender
                 MLO     Municipal Lease Obligation
                 MTA     Metropolitan Transportation Authority
                 RB      Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (75.4%)

            NEW YORK (70.6%)
   $3,000   Babylon IDA RB, Series 1998 (LIQ)(INS)           1.25%      1/01/2019       $  3,000
            Chautauqua County IDA RB,
    2,950     Series 2000A (LOC)                             1.20       8/01/2030          2,950
    5,000     Series 2001A (LOC)                             1.20      12/01/2031          5,000
    2,930   Dutchess County IDA RB, Series 1997 (LOC)        1.25      10/01/2017          2,930
    3,500   Lancaster IDA Civic Facilities RB (LOC)          1.27      11/01/2032          3,500
            Long Island Power Auth. RB,
    8,800     Series 1A (LOC)                                1.55       5/01/2033          8,800
    3,000     Series 3B (LOC)                                1.15       5/01/2033          3,000
    1,395   Monroe County IDA RB, Series 1999A (LOC)         1.20       6/01/2029          1,395
    2,800   MTA Transit Facilities RB, Series
              1999A, MERLOT Series 2000F (LIQ)(INS)(a)       1.24       7/01/2029          2,800
            New York City IDA Civic Facility RB,
    1,900     Series 1998 (LOC)                              1.20      12/01/2013          1,900
    1,800     Series 2000 (LOC)                              1.20       3/01/2020          1,800
    1,300     Series 2001 (LOC)                              1.40      12/01/2027          1,300
    2,000     Series 2002 (LOC)                              1.20       4/01/2032          2,000
    1,600   New York City IDA Civic Facility RB (MLO),
              Series 2002 (LOC)                              1.25      12/01/2034          1,600
    4,000   New York City Transitional Finance
              Auth. RB, Fiscal 2003 Series D,
              Series ZTC-55 Certificates (LIQ)(INS)(a)       1.25       2/01/2019          4,000
    2,985   Ramapo Housing Auth. RB, Series 1998 (LOC)       1.25      12/01/2029          2,985
            Rockland County IDA RB,
    1,985     Series 1999 (LOC)                              1.25       2/01/2029          1,985
    2,750     Series 2002 (LOC)                              1.25       1/01/2032          2,750
    1,400   Suffolk County IDA RB, Series 1992 (LOC)         1.15      12/01/2012          1,400
    4,000   Triborough Bridge and Tunnel Auth. RB,
              Series 2002E, ABN AMRO MuniTops
              Series 2002-31 (LIQ)(INS)(a)                   1.23      11/15/2010          4,000
    2,500   Urban Development Corp. RB, Series C,
              MERLOT, Series 2000N (LIQ)(INS)(a)             1.24       1/01/2029          2,500
            Westchester County IDA RB,
    1,870     Series 1998 (LOC)                              1.20      10/01/2028          1,870
    1,300     Series 2002 (LOC)                              1.25      12/01/2032          1,300

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            PUERTO RICO (4.8%)
   $4,400   Industrial, Tourist, Educational, Medical and
              Environmental Control RB, Series 1998 (LOC)    1.60%     10/01/2021       $  4,400
                                                                                        --------
            Total variable-rate demand notes (cost: $69,165)                              69,165
                                                                                        --------

            PUT BOND (1.1%)

            NEW YORK
    1,000   Mortgage Agency RB,
              34th Series (cost: $1,000)                     1.65      10/01/2017          1,000
                                                                                        --------
            FIXED-RATE INSTRUMENTS (24.8%)

            NEW YORK (20.5%)
      500   Arlington CSD Bonds, Series 2002B (INS)          2.00      12/15/2003            503
      295   Canastota CSD Bonds, Series 2002 (INS)           4.00       4/01/2003            295
      500   East Bloomfield CSD Bonds, Series 2002 (INS)     2.25       6/15/2003            501
      945   Energy Research and Development Auth. RB,
              Series 1995 (INS)                              5.25       4/01/2003            945
      325   Gorham-Middlesex CSD Bonds,
              Series 2002 (INS)                              2.50       6/15/2003            326
      492   Granville CSD GO, Series 2002 (INS)              4.00       6/15/2003            495
      530   Greece CSD Bonds, Series 2002 (INS)              2.25       6/15/2003            531
      315   Hermon-Dekalb CSD Bonds,
              2003 Series B (INS)(b)                         4.00       6/15/2003            316
    2,580   Lansingburgh CSD BAN, Series 2002                2.50       6/27/2003          2,585
            New York City GO,
      435   Fiscal 2001 Series F                             3.50       8/01/2003            437
    1,000     Series 1995A                                   7.00       8/01/2003          1,018
      500     Series 1997B                                   5.25       8/15/2003            506
    1,000     Series 1997L                                   8.00       8/01/2003          1,022
      250   North Babylon Union Free School
              District Bonds, 2003 Series C (INS)(b)         3.38       2/15/2004            255
    1,167   Peekskill BAN, Series 2003A                      2.00       2/20/2004          1,175
      470   Sachem CSD at Holbrook Bonds,
              Series 2003 (INS)(b)                           2.30       6/15/2003            471
      245   Smithtown Serial Bonds, Series 2003 (INS)        3.00       4/01/2003            245
      420   Springville Griffith Institute CSD Bonds,
              Series 2002 (INS)                              4.00       4/15/2003            420
    1,180   State COP (MLO)                                  5.00       9/01/2003          1,197

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
   $  405     State GO                                       5.60%      6/15/2003       $    409
      350   Syracuse Public Improvement Bonds,
              Series 2003A (INS)(b)                          2.50      10/15/2003            352
      300   Thruway Auth. Highway and Bridge Trust
              Fund Bonds, Series 1999B (INS)                 4.00       4/01/2003            300
      500   Thruway Auth. Local Highway and Bridge
              Service Contract Bonds, Series 1997            4.75       4/01/2003            500
      485   Tompkins County Public Improvement
              Bonds, Series 2003 (INS)(b)                    2.00       8/15/2003            486
      500   Urban Development Corp. Correctional
              Capital Facilities RB, Series 4                5.20       1/01/2004            515
    3,000   Utica City School District GO BAN,
              Series 2002D                                   2.50       9/26/2003          3,011

            PUERTO RICO (4.3%)
    4,000   Government Development Bank CP                   1.05       4/17/2003          4,000
                                                                                        --------
            Total fixed-rate instruments (cost: $22,816)                                  22,816
                                                                                        --------

            TOTAL INVESTMENTS (cost: $92,981)                                           $ 92,981
                                                                                        ========

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

                                                              % OF
PORTFOLIO SUMMARY BY CONCENTRATION                      NET ASSETS
------------------------------------------------------------------------
Community Service                                            17.4%
General Obligation                                           16.7
Electric/Gas Utility                                         12.8
Nursing/CCRC                                                 12.2
Education                                                    11.5
Special Assessment/Tax/Fee                                    7.4
Appropriated Debt                                             6.2
Toll Roads                                                    4.7
Banks                                                         4.4
Solid Waste Disposal                                          3.3
Hospital                                                      2.1
Buildings                                                     1.5
Single-Family Housing                                         1.1
                                                            -----
Total                                                       101.3%
                                                            =====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security. Security is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

                 (b) At March 31, 2003, the cost of securities purchased on a when-issued basis was $1,881,000.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

ASSETS

   Investments in securities (valued at amortized cost)                     $   92,981
   Cash                                                                            127
   Receivables:
      Capital shares sold                                                          438
      Interest                                                                     322
      USAA Investment Management Company                                            23
                                                                            ----------
         Total assets                                                           93,891
                                                                            ----------
LIABILITIES

   Securities purchased (when-issued securities of $1,881)                       1,881
   Capital shares redeemed                                                         182
   USAA Investment Management Company                                               28
   USAA Transfer Agency Company                                                      3
   Accounts payable and accrued expenses                                            27
   Dividends on capital shares                                                       3
                                                                            ----------
         Total liabilities                                                       2,124
                                                                            ----------
            Net assets applicable to capital shares outstanding             $   91,767
                                                                            ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                          $   91,765
   Accumulated undistributed net investment income                                   2
                                                                            ----------
         Net assets applicable to capital shares outstanding                    91,767
                                                                            ==========
   Capital shares outstanding                                                   91,765
                                                                            ==========
   Authorized shares of $.01 par value                                       1,060,000
                                                                            ==========
   Net asset value, redemption price, and offering price per share          $     1.00
                                                                            ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

   Interest income                                              $ 1,402
                                                                -------
   Expenses:
      Management fees                                               346
      Administrative and servicing fees                              93
      Transfer agent's fees                                          39
      Custodian's fees                                               44
      Postage                                                         2
      Shareholder reporting fees                                      6
      Directors' fees                                                 6
      Registration fees                                               1
      Professional fees                                              45
      Other                                                           4
                                                                -------
         Total expenses                                             586
      Expenses reimbursed                                           (24)
      Expenses paid indirectly                                       (2)
                                                                -------
         Net expenses                                               560
                                                                -------
            Net investment income                               $   842
                                                                =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                    2003          2002
                                                                ----------------------
FROM OPERATIONS

   Net investment income                                        $    842      $  1,800
                                                                ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (840)       (1,800)
                                                                ----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      77,576        80,833
   Dividend reinvestments                                            793         1,684
   Cost of shares redeemed                                       (85,918)      (84,008)
                                                                ----------------------
      Decrease in net assets from capital share
         transactions                                             (7,549)       (1,491)
                                                                ----------------------
   Net decrease in net assets                                     (7,547)       (1,491)

NET ASSETS

   Beginning of period                                            99,314       100,805
                                                                ----------------------
   End of period                                                $ 91,767      $ 99,314
                                                                ======================
Accumulated undistributed net investment income:
   End of period                                                $      2      $      -
                                                                ======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                    77,576        80,833
   Shares issued for dividends reinvested                            793         1,684
   Shares redeemed                                               (85,918)      (84,008)
                                                                ----------------------
      Decrease in shares outstanding                              (7,549)       (1,491)
                                                                ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA New York Money Market Fund (the Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Pursuant to SEC Rule 2a-7, securities in the Fund are
                       stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    2. Securities that cannot be valued by the methods set
                       forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

                    identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

                 D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                    payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2003, the Fund had entered into net outstanding when-issued commitments of $1,881,000.

                 E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

                 F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling
              $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

              accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                          2003            2002
                                                      ------------------------
              Tax-exempt income                       $840,000      $1,800,000

              As of March 31, 2003, the component of net assets representing distributable earnings on a tax basis was as follows:

              Undistributed net investment income                      $5,000

              Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales/maturities of securities, for the year ended March 31, 2003, were $203,042,000 and $208,775,000, respectively.

              The cost of securities at March 31, 2003, for federal income tax purposes, was $92,981,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

                    Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first
                    $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $346,000, resulting in an effective management fee of 0.37% of the Fund's average net assets.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $93,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $39,000.

                 D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.60% of the Fund's annual average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through July
                    31, 2003, which for the year ended March 31, 2003, equaled $24,000.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

                 E. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

              During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Company's Board of Directors, security transactions were executed between the Fund, as buyer, and the USAA Short-Term Fund, as seller, at the then current market price with no brokerage commissions incurred. For these trades, the Fund incurred purchase costs of $624,000, and the USAA Short-Term Fund incurred realized gains of $3,000 on the sales.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                 YEAR ENDED JULY 31,
                                                        -----------------------------------------------------------------
                                                            2003            2002             2001        2000        1999
                                                        -----------------------------------------------------------------
Net asset value at
   beginning of period                                   $  1.00         $  1.00         $   1.00     $  1.00     $  1.00
Income from investment operations:
   Net investment income                                     .01             .02              .03         .03         .03
Less distributions:
   From net investment income                               (.01)           (.02)            (.03)       (.03)       (.03)
                                                        -----------------------------------------------------------------
Net asset value at end of period                         $  1.00         $  1.00         $   1.00     $  1.00     $  1.00
                                                        =================================================================
Total return (%)*                                            .90            1.79             3.62        3.02        2.90
Net assets at end of period (000)                        $91,767         $99,314         $100,805     $77,948     $68,834
Ratio of expenses to average net assets (%)**                .60(a,b)        .57(a,b)         .50         .50         .50
Ratio of expenses to average net assets excluding
   reimbursements (%)**                                      .63(b)          .60(b)           .58         .58         .60
Ratio of net investment income to average
   net assets (%)**                                          .90            1.77             3.54        3.00        2.86

  * Assumes reinvestment of all dividend income distributions during the period. ** For the year ended March 31, 2003, average net assets were $93,713,000.
(a) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.60% of the Fund's average annual net assets.
(b) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK MONEY MARKET FUND
MARCH 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended
              March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 10, 1990. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

28

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

              ROBERT G. DAVIS(2)
              Director and Chairman of the Board of Directors
              Born: November 1946
              Year of Election or Appointment: 1996

              Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

              CHRISTOPHER W. CLAUS(2)
              Director, President, and Vice Chairman of the Board of Directors
              Born: December 1960
              Year of Election or Appointment: 2001

              President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00).
              Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN(3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D.(3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02);
              Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR(3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

30

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                         INFORMATION

              LAURA T. STARKS, PH.D.(3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER(2,3,4,5,6)
              Director
              Born: July 1943
              Year of Election or Appointment: 1992

              Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

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                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Oficer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              DAVID M. HOLMES
              Treasurer
              Born: June 1960
              Year of Appointment: 2001

              Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98).
              Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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34

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

                DIRECTORS       Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

           ADMINISTRATOR,       USAA Investment Management Company
      INVESTMENT ADVISER,       P.O. Box 659453
             UNDERWRITER,       San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT        USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN        State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

    INDEPENDENT AUDITORS        Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

               TELEPHONE        Call toll free - Central time
        ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
       INFORMATION ABOUT        For account servicing, exchanges,
            MUTUAL FUNDS        or redemptions
                                1-800-531-8448, in San Antonio 456-7202

         RECORDED MUTUAL        24-hour service (from any phone)
       FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

             MUTUAL FUND        (from touch-tone phones only)
        USAA TOUCHLINE(R)       For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

          INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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